Stockholders’ Equity - Schedule of Stockholders’ Equity Number of Shares (Details) - Betterware de México, S.A.P.I. de C.V. [Member] - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stockholders’ Equity Number of Shares [Line Items]
Stockholders’ equity number of shares	37,316,546	37,316,546	37,316,546
Fixed capital [Member]
Schedule of Stockholders’ Equity Number of Shares [Line Items]
Stockholders’ equity number of shares	10,000	10,000	10,000
Variable capital [Member]
Schedule of Stockholders’ Equity Number of Shares [Line Items]
Stockholders’ equity number of shares	37,306,546	37,306,546	37,306,546